                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-3807

                          SunAmerica Money Market Funds, Inc.
               (Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
          (Address of principal executive offices)                  (Zip code)

                              Robert M. Zakem, ESQ.
                     Senior Vice President & General Counsel
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Shareholders
SunAmerica Money Market Funds, Inc., Semiannual Report at June 30, 2004.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                             Money Market Funds
           2004 SEMIANNUAL REPORT


[LOGO] AIG SunAmerica
Mutual Funds

                        Table of Contents

                    SHAREHOLDER LETTER.................  1
                    STATEMENT OF ASSETS AND LIABILITIES  2
                    STATEMENT OF OPERATIONS............  3
                    STATEMENT OF CHANGES IN NET ASSETS.  4
                    FINANCIAL HIGHLIGHTS...............  5
                    PORTFOLIO OF INVESTMENTS...........  7
                    NOTES TO FINANCIAL STATEMENTS...... 11
                    DIRECTORS INFORMATION.............. 17
                    SPECIAL MEETING OF SHAREHOLDERS.... 18

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
              June 30, 2004                                    SEMIANNUAL REPORT

  -----------------------------------------------------------------------------
              Shareholder Letter


Dear Shareholders,

   We are pleased to present to you our six-month review of the SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund.

   Over the semiannual period ended June 30, 2004, money market and municipal money market yields rose slightly, in anticipation of an increase in the federal funds rate. On June 30/th/, the Federal Open Market Committee (FOMC) raised this key interest rate for the first time in four years, from a historic 47 year low of 1.00% to 1.25%.

   This long anticipated increase was precipitated by two notable changes in economic data: improvement in domestic employment numbers and a spike in inflation. March payroll data showed stronger than expected increases in new hires, as well as upward revisions for January and February jobs data. This good news was offset by concerns over core inflation, which spiked upward over the first half of 2004 from 1.1% to 1.7%. With vitality beginning to return to the labor market and inflation on the rise, the Fed deemed there to be sufficient impetus to raise interest rates for the first time since May 2000.

   Although January and February were mainly uneventful months for money markets, the approach of tax season brought yield increases for taxable and non-taxable money market instruments alike. These gains began in March and continued through June. While some of these increases were attributable to expectations of the Fed raising rates, other yield increases were simply the result of market activity.

   SunAmerica's Money Market and Municipal Money Market Fund managers also augmented Fund yields over the semiannual period through strategic response to conditions then present in their respective financial markets. The SunAmerica Money Market Fund achieved yield gains by exploiting apparent over-reactions to the volatile economic data as well as the mispricing of aggressive FOMC rate increases. Likewise, the SunAmerica Municipal Money Market Fund utilized the steepened rate curve and pricing inefficiencies to add yield during the first half of the calendar year. Both the Money Market Fund and the Municipal Money Market Fund also reduced the weighted average maturity of securities held in these Funds in order to capture higher yields as they became available.

   Throughout the semiannual period, both Funds continued to remain invested in the highest quality of taxable and non-taxable money fund securities. In doing so the Funds maintained their chief objective of principal preservation, followed by yield enhancement.

   We thank you for your continued investment in our Funds.

Sincerely,

  -----------------------------------------------------------------------------
             Brian Wiese, Lead          Hutch Bryan, Lead
             Portfolio Manager          Portfolio Manager
             SunAmerica Money Market    SunAmerica Municipal
             Fund                       Money Market Fund
             AIG SunAmerica Asset       AIG Global Investment
             Management Corp.           Corp.

--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

  -----------------------------------------------------------------------------

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2004 -- (unaudited)

                                                                    Money Market  Municipal Money
                                                                        Fund        Market Fund
                                                                   -------------- ---------------
ASSETS:
Investment securities, at value*.................................. $1,687,387,008 $  105,637,804
Cash..............................................................         29,332             --
Receivables for --
  Fund shares sold................................................     17,691,100      3,518,377
  Accrued interest................................................      1,405,464        362,254
Prepaid expenses..................................................         32,310          1,899
Due from investment advisor for expense reimbursements/fee waivers          7,882            882
Due from distributor for fee waivers..............................         26,629          5,516
                                                                   -------------- --------------
  Total assets....................................................  1,706,579,725    109,526,732
                                                                   -------------- --------------
LIABILITIES:
Payables for --
  Fund shares redeemed............................................      6,946,831      2,671,493
  Investment advisory and management fees.........................        653,168         30,504
  Distribution and service maintenance fees.......................        257,113         15,136
  Transfer agent fees and expenses................................        351,549         24,867
  Directors' fees.................................................        212,890          3,706
Other accrued expenses............................................         80,543         35,328
                                                                   -------------- --------------
  Total liabilities...............................................      8,502,094      2,781,034
                                                                   -------------- --------------
   Net assets..................................................... $1,698,077,631 $  106,745,698
                                                                   ============== ==============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares authorized)...... $    1,698,077 $      106,745
Paid-in capital...................................................  1,696,280,689    106,638,372
                                                                   -------------- --------------
                                                                    1,697,978,766    106,745,117
Accumulated undistributed net investment income (loss)............         98,865            581
                                                                   -------------- --------------
   Net assets..................................................... $1,698,077,631 $  106,745,698
                                                                   ============== ==============
Class A:
Net assets........................................................ $1,614,152,668 $  103,391,254
Shares outstanding................................................  1,614,148,360    103,390,554
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class B:
Net assets........................................................ $   49,657,253 $    3,215,941
Shares outstanding................................................     49,657,486      3,215,920
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class C+:
Net assets........................................................ $   22,751,147 $      138,503
Shares outstanding................................................     22,752,126        138,509
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class I:
Net assets........................................................ $   11,516,563 $           --
Shares outstanding................................................     11,518,828             --
Net asset value, offering and redemption price per share.......... $         1.00 $           --
                                                                   ============== ==============

*Amortized cost of investments.................................... $1,687,387,008 $  105,637,804
                                                                   ============== ==============

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2004 -- (unaudited)

                                                                                  Money Market Municipal Money
                                                                                      Fund       Market Fund
                                                                                  ------------ ---------------
INVESTMENT INCOME:
Income:
 Interest........................................................................  $9,602,054    $  578,411
 Dividends.......................................................................          --           444
                                                                                   ----------    ----------
   Total investment income.......................................................   9,602,054       578,855
Expenses:
 Investment advisory and management fees.........................................   3,966,996       192,096
 Distribution and service fees:
   Class A.......................................................................   1,231,967        79,837
   Class B.......................................................................     216,277        14,295
   Class C+......................................................................      96,000           646
 Transfer agent fees and expenses:
   Class A.......................................................................   1,818,585       120,433
   Class B.......................................................................      59,169         2,070
   Class C+......................................................................      27,861         2,086
   Class I.......................................................................      12,651            --
 Registration fees:
   Class A.......................................................................         156        10,842
   Class B.......................................................................       4,384         6,333
   Class C+......................................................................       4,253         5,170
   Class I.......................................................................       4,875            --
 Custodian fees..................................................................      98,973        21,427
 Audit and tax fees..............................................................      19,903        20,794
 Reports to shareholders.........................................................     331,236         8,679
 Legal fees......................................................................      10,172         1,413
 Directors' fees and expenses....................................................      35,614         2,186
 Other expenses..................................................................      16,205         1,355
                                                                                   ----------    ----------
   Total expenses before fee waivers, expense reimbursements and custody credits.   7,955,277       489,662
   Fees waived and expenses reimbursed by investment advisor and distributor.....    (214,365)      (23,082)
   Custody credits earned on cash balances.......................................      (6,745)       (1,315)
                                                                                   ----------    ----------
   Net expenses..................................................................   7,734,167       465,265
                                                                                   ----------    ----------
Net investment income (loss).....................................................   1,867,887       113,590
                                                                                   ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................  $1,867,887    $  113,590
                                                                                   ==========    ==========

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                  Money Market                   Municipal Money
                                                      Fund                         Market Fund
                                         ------------------------------  ------------------------------
                                             For the                         For the
                                           six months                      six months
                                              ended       For the year        ended       For the year
                                            June 30,         ended          June 30,         ended
                                              2004        December 31,        2004        December 31,
                                           (unaudited)        2003         (unaudited)        2003
                                         --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......... $    1,867,887  $    5,654,971  $      113,590  $      293,449
                                         --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations............. $    1,867,887  $    5,654,971  $      113,590  $      293,449

Dividends and distributions to
  shareholders from:
  Net investment income (Class A).......     (1,840,878)     (5,587,357)       (111,920)       (288,875)
  Net investment income (Class B).......         (7,311)        (17,891)         (1,598)         (3,816)
  Net investment income (Class C)+......         (3,247)         (8,618)            (72)           (176)
  Net investment income (Class I).......        (16,451)        (39,889)             --              --
                                         --------------  --------------  --------------  --------------
Total dividends and distributions to
  shareholders..........................     (1,867,887)     (5,653,755)       (113,590)       (292,867)
                                         --------------  --------------  --------------  --------------
Increase (decrease) in net assets from
  capital share transactions (Note 5)...    (20,980,867)   (137,050,057)    (10,482,421)     25,292,765
                                         --------------  --------------  --------------  --------------
Total increase (decrease) in net assets.    (20,980,867)   (137,048,841)    (10,482,421)     25,293,347
                                         ==============  ==============  ==============  ==============
Net Assets:
Beginning of period.....................  1,719,058,498   1,856,107,339     117,228,119      91,934,772
                                         --------------  --------------  --------------  --------------
End of period*.......................... $1,698,077,631  $1,719,058,498  $  106,745,698  $  117,228,119
                                         ==============  ==============  ==============  ==============
*Includes accumulated undistributed net
  investment income (loss).............. $       98,865  $       98,866  $          581  $          582
                                         ==============  ==============  ==============  ==============
--------
+ Effective February 23, 2004, Class II shares were
 redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                              MONEY MARKET FUND
                                              -----------------
                                                                                                  Ratio
                        Net                           Net                                         of net
                       Asset              Dividends  Asset            Net Assets  Ratio of      investment
                       Value      Net      from net  Value              end of    expenses      income to
                     beginning investment investment end of   Total     period   to average      average
    Period Ended     of period income(1)    income   period Return(2)  (000's)   net assets     net assets
-------------------- --------- ---------- ---------- ------ --------- ---------- ----------     ----------
                                                   Class A
-
12/31/99............  $1.000     $0.044    $(0.044)  $1.000   4.44%   $  881,223    0.95%(3)       4.36%(3)
12/31/00............   1.000      0.054     (0.054)   1.000   5.57       971,137    0.95           5.47
12/31/01............   1.000      0.034     (0.034)   1.000   3.45     1,087,329    0.93           4.04
12/31/02............   1.000      0.010     (0.010)   1.000   1.04(7)  1,751,812    0.90           0.99
12/31/03............   1.000      0.003     (0.003)   1.000   0.32     1,644,603    0.88           0.32
06/30/04(8).........   1.000      0.001     (0.001)   1.000   0.11     1,614,153    0.89(6)        0.22(6)
                                                   Class B
-
12/31/99............  $1.000     $0.035    $(0.035)  $1.000   3.59%   $   35,103    1.75%(3)       3.53%(3)
12/31/00............   1.000      0.046     (0.046)   1.000   4.72        24,090    1.76(5)        4.62(5)
12/31/01............   1.000      0.025     (0.025)   1.000   2.57        55,066    1.75(5)        3.76(5)
12/31/02............   1.000      0.003     (0.003)   1.000   0.28(7)     64,815    1.64(5)        0.26(5)
12/31/03............   1.000      0.000      0.000    1.000   0.03        44,529    1.18(5)        0.03(5)
06/30/04(8).........   1.000      0.000      0.000    1.000   0.02        49,657    1.09(5)(6)     0.03(5)(6)
                                                   Class C+
-
12/31/99............  $1.000     $0.035    $(0.035)  $1.000   3.57%   $    8,235    1.61%          3.59%
12/31/00............   1.000      0.046     (0.046)   1.000   4.73        11,012    1.75(5)        4.67(5)
12/31/01............   1.000      0.026     (0.026)   1.000   2.63        33,644    1.69(5)        3.51(5)
12/31/02............   1.000      0.003     (0.003)   1.000   0.27(7)     30,285    1.66(5)        0.26(5)
12/31/03............   1.000      0.000      0.000    1.000   0.03        20,290    1.18(5)        0.03(5)
06/30/04(8).........   1.000      0.000      0.000    1.000   0.02        22,751    1.09(5)(6)     0.03(5)(6)
                                                   Class I
-
11/16/01-12/31/01(4)  $1.000     $0.002    $(0.002)  $1.000   0.20%   $    8,336    0.80%(5)(6)    0.84%(5)(6)
12/31/02............   1.000      0.011     (0.011)   1.000   1.13(7)      9,195    0.80(5)        1.12(5)
12/31/03............   1.000      0.004     (0.004)   1.000   0.43         9,636    0.77(5)        0.43(5)
06/30/04(8).........   1.000      0.002     (0.002)   1.000   0.16        11,517    0.80(5)(6)     0.32(5)(6)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of transfer agent expense credits of:

                                        12/31/99
                                        --------
                                Class A   0.01%
                                Class B     --

(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements (based on average net assets):

                     12/31/00 12/31/01 12/31/02 12/31/03 6/30/04(6)
                     -------- -------- -------- -------- ----------
            Class B.     --       --     0.04%    0.51%     0.60%
            Class C+   0.18%    0.05%    0.04     0.53      0.63
            Class I.     --     0.24     0.14     0.02      0.06

(6)Annualized
(7)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                         MUNICIPAL MONEY MARKET FUND
                                         ---------------------------
                           Net                           Net               Net                  Ratio of net
                          Asset              Dividends  Asset            Assets     Ratio of     investment
                          Value      Net      from net  Value            end of     expenses      income to
                        beginning investment investment end of   Total   period    to average      average
     Period Ended       of period income(1)    income   period Return(2) (000's)  net assets(5) net assets(5)
----------------------- --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                                   Class A
                                                   -------
10/31/99(6)............  $1,000     $0.020    $(0.020)  $1.000   2.18%   $  3,651     1.05%         2.18%
10/31/00(6)............   1.000      0.030     (0.030)   1.000   3.06       4,452     0.97          3.03
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39       3,972     0.78          2.39
11/01/01-12/31/01(6)...   1.000      0.013     (0.013)   1.000   2.05       3,829     0.62(3)       1.71(3)
12/31/02...............   1.000      0.009     (0.009)   1.000   0.92      88,050     0.78          0.71
12/31/03...............   1.000      0.003     (0.003)   1.000   0.28     113,802     0.81          0.28
06/30/04(7)............   1.000      0.001     (0.001)   1.000   0.11     103,391     0.84(3)       0.21(3)
                                                   Class B
-
10/31/99(6)............  $1.000     $0.010    $(0.010)  $1.000   1.42%   $  2,841     1.80%         1.42%
10/31/00(6)............   1.000      0.030     (0.030)   1.000   2.48       2,777     1.54          2.44
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.39       2,613     0.78          2.38
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97       2,618     1.13(3)       1.27(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24       3,714     1.39          0.16
12/31/03...............   1.000      0.001     (0.001)   1.000   0.10       3,168     0.98          0.11
06/30/04(7)............   1.000      0.001     (0.001)   1.000   0.05       3,216     0.96(3)       0.10(3)
                                                  Class C+
-
08/10/00-10/31/00(4)(6)  $1.000     $0.010    $(0.010)  $1.000   0.71%   $    108     0.75%(3)      2.78%(3)
10/31/01(6)............   1.000      0.020     (0.020)   1.000   2.40         136     0.78          2.33
11/01/01-12/31/01(6)...   1.000      0.008     (0.008)   1.000   1.97         195     1.15(3)       1.14(3)
12/31/02...............   1.000      0.002     (0.002)   1.000   0.24         170     1.39          0.19
12/31/03...............   1.000      0.001     (0.001)   1.000   0.10         258     1.00          0.11
06/30/04(7)............   1.000      0.001     (0.001)   1.000   0.05         139     0.95(3)       0.10(3)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements (based on average net assets):

          10/31/99 10/31/00  10/31/01 12/31/01(5) 12/31/02 12/31/03 06/30/04(3)
          -------- --------  -------- ----------- -------- -------- -----------
 Class A.   0.84%    0.47%     1.18%     2.51%      0.20%    0.03%      0.00%
 Class B.   0.89     0.46      1.18      2.59       1.25     1.03       0.92
 Class C+     --     0.41(3)   1.18      7.84       9.68     7.45      10.52

(6)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited)

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      CERTIFICATES OF DEPOSIT -- 4.1%
      Wells Fargo Bank NA
       1.09% due 07/07/04........................ $25,000,000 $25,000,000
        1.12% due 07/12/04.......................  20,000,000  20,000,000
        1.30% due 07/28/04.......................  25,000,000  25,000,000
                                                              -----------
      Total Certificates of Deposit
        (amortized cost $70,000,000).............              70,000,000
                                                              -----------
      COMMERCIAL PAPER -- 55.8%
      Apreco, LLC (LOC-Citibank N.A.)
       1.10% due 07/12/04*.......................  30,000,000  29,989,917
        1.25% due 07/30/04*......................  25,000,000  24,974,826
      Barton Capital Corp. (LOC-Societe Generale)
       1.09% due 07/19/04*.......................  25,000,000  24,986,375
      Bear Stearns Co., Inc.
       1.07% due 07/12/04........................  25,000,000  24,991,826
        1.10% due 07/06/04.......................  25,000,000  24,996,181
        1.16% due 07/08/04.......................  20,000,000  19,995,489
      CRC Funding, LLC
       1.09% due 07/19/04*.......................  20,000,000  19,989,150
        1.10 % due 07/15/04*.....................  25,000,000  24,989,305
      CXC, LLC
       1.08% due 07/08/04*.......................  20,000,000  19,995,800
        1.10% due 07/16/04*......................  25,000,000  24,988,542
      Cancara Asset Securitization, Ltd.
       1.25% due 08/23/04*.......................  22,206,000  22,165,135
      Compass Securitization, LLC (LOC-Ambac)
       1.11% due 07/07/04*.......................  20,000,000  19,996,300
        1.26% due 07/23/04*......................  25,000,000  24,980,750
      Corporate Asset Funding Co., LLC
       1.10% due 07/14/04*.......................  25,000,000  24,990,068
        1.16% due 08/02/04*......................  20,000,000  19,979,378
      Delaware Funding Co., LLC (LOC-JP Morgan)
       1.07% due 07/07/04*.......................  25,000,000  24,995,542
        1.20% due 07/20/04*......................  25,000,000  24,984,167
      Edison Asset Securitization, LLC
       (LOC-GE Capital Corp.)
       1.07% due 07/22/04*.......................  25,000,000  24,984,396
        1.10% due 07/16/04*......................  25,000,000  24,988,542
        1.10% due 08/02/04*......................  20,000,000  19,980,444
      Galaxy Funding, Inc.
       1.16% due 08/06/04*.......................  25,000,000  24,971,000
        1.17% due 08/16/04*......................  25,000,000  24,962,625
      General Electric Capital Corp.
       1.12% due 07/16/04........................  20,000,000  19,990,667
        1.23% due 07/22/04.......................  30,000,000  29,978,475
      Giro Funding U.S. Corp.
       1.15% due 08/09/04*.......................  25,000,000  24,968,854
      Govco, Inc.
       1.08% due 07/12/04*.......................  25,000,000  24,991,750
        1.09% due 07/21/04*......................  25,000,000  24,984,861
      Greyhawk Funding, LLC
       1.07% due 07/12/04*.......................  25,000,000  24,991,826
        1.09% due 07/23/04*......................  25,000,000  24,983,347
        1.10% due 07/22/04*......................  20,000,000  19,987,167
      Receivables Capital Corp.
       (LOC-Bank of America N.A.)
       1.08% due 07/07/04*.......................  25,000,000  24,995,500
      Surrey Funding Corp. (LOC-Barclay Bank)
       1.20% due 07/15/04*.......................  20,000,000  19,990,667
        1.23% due 07/16/04*......................  25,000,000  24,987,188

                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      Sydney Capital Corp.
       1.07% due 07/01/04*....................... $27,800,000 $ 27,800,000
        1.14% due 07/09/04*......................  25,000,000   24,993,667
      UBS Finance, LLC
       1.42% due 07/01/04........................  35,000,000   35,000,000
      Windmill Funding Corp. (LOC-ABN AMRO)
       1.05% due 07/01/04*.......................  26,000,000   26,000,000
        1.07% due 07/12/04*......................  26,000,000   25,991,499
        1.15% due 08/09/04*......................  20,000,000   19,975,083
                                                              ------------
      Total Commercial Paper
        (amortized cost $946,486,309)............              946,486,309
                                                              ------------
      GOVERNMENT OBLIGATIONS --1.4%
      U. S. Treasury Bill
       1.08% due 10/21/04
       (amortized cost $22,922,720)..............  23,000,000   22,922,720
                                                              ------------
      GOVERNMENT AGENCIES -- 29.1%
      Agency for International Development Panama
       1.50% due 07/06/04+.......................   3,026,441    3,037,624
                                                              ------------
      Federal Farm Credit Bank
        1.00% due 07/02/04.......................  25,000,000   24,999,976
                                                              ------------
      Federal Home Loan Bank
        1.16% due 07/16/04.......................  25,000,000   24,987,917
        1.22% due 07/25/04+......................  25,000,000   24,999,264
        1.26% due 04/08/05.......................  20,000,000   20,000,000
        1.30% due 02/23/05.......................  20,000,000   20,000,000
        1.30% due 04/11/05.......................  20,000,000   20,000,000
        1.40% due 04/01/05.......................  20,000,000   20,000,000
        1.46% due 03/01/05.......................  20,000,000   20,000,000
                                                              ------------
                                                               149,987,181
                                                              ------------
      Federal Home Loan Mortgage Corp.
        1.20% due 12/20/04.......................  25,000,000   24,856,667
        1.22% due 07/21/04 +.....................  19,000,000   19,000,000
                                                              ------------
                                                                43,856,667
                                                              ------------

         Federal National Mortgage Association
           1.12% due 08/11/04................. 25,000,000   24,968,111
           1.20% due 07/14/04+................ 30,000,000   30,000,000
           1.20% due 12/01/04................. 20,000,000   19,898,000
           1.30% due 08/20/04................. 20,000,000   19,963,889
           1.33% due 02/23/05................. 20,000,000   20,000,000
           1.34% due 03/04/05................. 20,000,000   20,000,000
           1.35% due 09/10/04+................ 20,000,000   20,000,000
           1.38% due 02/14/05................. 20,000,000   20,000,000
           1.42% due 09/15/04................. 25,000,000   24,925,056
           1.50% due 05/09/05................. 20,000,000   20,000,000
                                                          ------------
                                                           219,755,056
                                                          ------------
         Student Loan Marketing Association
           1.25% due 07/01/04+................ 23,000,000   23,000,000
           1.44% due 07/07/04+................ 30,000,000   30,000,000
                                                          ------------
                                                            53,000,000
                                                          ------------
         Total Government Agencies
           (amortized cost $494,636,504)......             494,636,504
                                                          ------------
         MEDIUM TERM NOTES -- 6.8%
         Merrill Lynch & Co.
           1.19% due 08/17/04+................ 20,000,000   20,000,000

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                  Principal     Value
                 Security Description              Amount      (Note 2)
       MEDIUM TERM NOTES (continued)
       Merrill Lynch & Co.
         1.29% due 07/30/04+.................... $30,000,000 $ 30,000,000
       Sigma Finance, Inc.
         1.23% due 07/21/04*+...................  25,000,000   24,997,475
       Sigma Finance, Inc.
         1.24% due 07/19/04*+...................  20,000,000   20,000,000
       White Pine Finance, LLC
         1.07% due 07/01/04*+...................  20,000,000   20,000,000
                                                             ------------
       Total Medium Term Notes
         (amortized cost $114,997,475)..........              114,997,475
                                                             ------------
       TAXABLE MUNICIPAL MEDIUM TERM
        NOTES -- 1.0%
       Illinois Student Assistance Commission
         1.37% due 07/07/04+....................  10,000,000   10,000,000
       Texas State Veterans Housing Series A-2
         1.34% due 07/07/04+....................   7,415,000    7,415,000
                                                             ------------
       Total Taxable Municipal Medium Term Notes
         (amortized cost $17,415,000) ..........               17,415,000
                                                             ------------

                                              Principal       Value
               Security Description            Amount        (Note 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENTS -- 1.2%
       State Street Bank & Trust Co.
        Joint Repurchase Agreement(1)....... $   929,000  $      929,000
       UBS Warburg, LLC
        Joint Repurchase Agreement(1).......  20,000,000      20,000,000
                                                          --------------
       Total Repurchase Agreements
         (amortized cost $20,929,000).......                  20,929,000
                                                          --------------
       TOTAL INVESTMENTS
         (amortized cost $1,687,387,008**)..        99.4%  1,687,387,008
       Assets in excess of other liabilities         0.6      10,690,623
                                             -----------  --------------
       NET ASSETS...........................       100.0% $1,698,077,631
                                             ===========  ==============

--------
* Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $856,531,146, representing 50.4% of net assets.
** At June 30, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security; maturity date reflects the next reset date, rates shown are rates in effect as of June 30, 2004
(1)See Note 2 for details of the Joint Repurchase Agreement
LOC-- Letter of Credit

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreements) by industry

           Government Agencies        30.5% Receivable Company  8.1%
           Finance                    15.3  Banking             6.2
           Trade and Term Receivables 14.0  Loan Receivables    2.9
           Trade Receivables          10.5  Municipalities      1.0
           Securities Holding Company  9.7                     ----
                                                               98.2%
                                                               ====

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited)

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   SHORT-TERM INVESTMENTS -- 99.0%
   Alabama -- 2.8%
     Stevenson, Alabama Industrial Development
      Board Environmental Improvement
      (LOC-JP Morgan Chase Bank)
      1.08% due 07/07/04+............................ $3,000,000 $ 3,000,000
                                                                 -----------
   Arizona -- 7.0%
     Arizona Health Facilities Authority
      1.06% due 07/07/04+............................    500,000     500,000
     Maricopa County, Arizona Industrial
      Development Authority
      (LOC-Harris Trust & Savings Bank)
      1.19% due on 07/01/04+.........................  1,040,000   1,040,000
     Maricopa County, Arizona Industrial
      Development Authority, Series A
      (LOC-Wells Fargo Bank N.A.)
      1.20% due 07/01/04+............................  1,510,000   1,510,000
     Mesa, Arizona Industrial Development
      Authority, Series B
      1.04% due 07/07/04+............................  4,430,000   4,430,000
                                                                 -----------
                                                                   7,480,000
                                                                 -----------
   District of Columbia -- 0.9%
     District of Columbia Revenue
      (LOC-Bank of America N.A.)
      1.13% due 07/01/04+............................    980,000     980,000
                                                                 -----------
   Florida -- 4.8%
     Lakeland, Florida Energy System
      1.08% due 07/07/04+............................  2,000,000   2,000,000
     Lakeland, Florida Energy System, Series A
      1.08% due 07/07/04+............................  3,100,000   3,100,000
                                                                 -----------
                                                                   5,100,000
                                                                 -----------
   Illinois -- 9.4%
     Chicago, Illinois O'Hare International Airport,
      Series B (LOC-Societe Generale)
      1.09% due 07/07/04+............................    845,000     845,000
     Chicago, Illinois Park District, Series B
      4.00% due 01/01/05.............................    600,000     608,605
     Chicago, Illinois Waterworks
      (LOC-Bank One N.A.)
      1.03% due 07/07/04+............................    500,000     500,000
     Illinois Finance Authority
      3.00% due 03/01/05.............................  2,305,000   2,328,977
     Illinois Health Facilities Authority, Series A
      1.04% due 07/07/04+............................  3,500,000   3,500,000
     Illinois Health Facilities Authority, Series B
      1.11% due 07/01/04+............................    100,000     100,000
     Warren County, Illinois Revenue
      (LOC-Wells Fargo Bank N.A.)
      1.20% due 07/01/04+............................  2,200,000   2,200,000
                                                                 -----------
                                                                  10,082,582
                                                                 -----------
   Iowa -- 1.2%
     Iowa Finance Authority, Series F
      (LOC-Wells Fargo Bank N.A.)
      1.10% due 07/01/04+............................  1,100,000   1,100,000

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    Iowa (continued)
      Storm Lake, Iowa Higher Education Facilities
       1.25% due 07/01/04+........................... $  215,000 $   215,000
                                                                 -----------
                                                                   1,315,000
                                                                 -----------
    Kansas -- 0.1%
      Shawnee, Kansas Industrial Revenue
       (LOC-JP Morgan Chase Bank)
       1.12% due 07/01/04+...........................    100,000     100,000
                                                                 -----------
    Kentucky -- 4.7%
      Breckinridge County, Kentucky Lease Program
       (LOC-U.S. Bank N.A.)
       1.06% due 07/07/04+...........................  1,820,000   1,820,233
      Breckinridge County, Kentucky Lease Program,
       Series A (LOC-U.S. Bank N.A.)
       1.06% due 07/07/04+...........................  3,235,000   3,235,000
                                                                 -----------
                                                                   5,055,233
                                                                 -----------
    Massachusetts -- 2.8%
      Massachusetts State Housing Finance Agency,
       Series F
       1.02% due 07/07/04+...........................  3,000,000   3,000,000
                                                                 -----------
    Michigan -- 18.5%
      Detroit, Michigan Sewage Disposal System,
       Series C-1
       1.08% due 07/01/04+...........................  1,700,000   1,700,000
      Detroit, Michigan Sewage Disposal System,
       Series C-2
       1.08% due 07/01/04+...........................  3,000,000   3,000,000
      Michigan Municipal Bond Authority, Series B-1
       2.00% due 08/20/04............................  5,000,000   5,006,626
      Michigan State Building Authority, Series II
       2.00% due 10/15/04............................  5,000,000   5,012,926
      Michigan State Department of Treasury,
       Series A
       2.00% due 09/30/04............................  5,000,000   5,012,641
                                                                 -----------
                                                                  19,732,193
                                                                 -----------
    Minnesota -- 4.2%
      Minnesota State Higher Education
       Coordinating Board, Series C
       1.10% due 07/01/04+...........................  4,500,000   4,500,000
                                                                 -----------
    Missouri -- 1.1%
      St Louis, Missouri Planned Industrial
       Expansion Authority
       (LOC-Bank of America N.A.)
       1.12% due 07/01/04+...........................  1,200,000   1,200,000
                                                                 -----------
    Nebraska -- 1.4%
      Douglas County, Nebraska Solid Waste
       Disposal, Series A
       (LOC-Wachovia Bank N.A.)
       1.13% due 07/01/04+...........................  1,500,000   1,500,000
                                                                 -----------
    New York -- 5.5%
      Long Island, New York Power Authority
       Electrical System
       (LOC-Bayerische Landesbank)
       1.03% due 07/01/04+...........................    900,000     900,000
      New York, New York City Transitional Financial
       Authority, Series 1
       1.08% due 07/01/04+...........................    800,000     800,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2004 -- (unaudited) (continued)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    SHORT-TERM INVESTMENTS (continued)
    New York -- (continued)
      New York, New York General Obligation,
       Series A-6 (LOC-Helaba)
       1.00% due 07/07/04+............................ $4,130,000 $4,130,000
                                                                  ----------
                                                                   5,830,000
                                                                  ----------
    North Carolina -- 5.4%
      Charlotte, North Carolina Certificates of
       Participation, Series B
       1.13% due 07/01/04+............................  4,700,000  4,700,000
      Durham, North Carolina General Obligation
       1.09% due 07/01/04+............................    300,000    300,034
      Mecklenburg County, North Carolina Certificates
       of Participation
       1.08% due 07/01/04+............................    775,000    775,000
                                                                  ----------
                                                                   5,775,034
                                                                  ----------
    North Dakota -- 3.6%
      North Dakota State Housing Finance Agency,
       Series A
       1.11% due 07/07/04+............................  3,800,000  3,800,000
                                                                  ----------
    Ohio -- 6.1%
      Cleveland, Ohio Airport System, Series D
       (LOC-WestLb AG)
       1.10% due 07/07/04+............................  2,965,000  2,965,000
      Franklin County, Ohio Hospital, Series B
       (LOC-Morgan Guaranty Trust)
       1.07% due 07/01/04+............................  3,545,000  3,545,000
                                                                  ----------
                                                                   6,510,000
                                                                  ----------
    Pennsylvania -- 4.5%
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series A
       (LOC-Toronto-Dominion Bank)
       1.08% due 07/07/04+............................    300,000    300,000
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series C
       (LOC-Toronto-Dominion Bank)
       1.08% due 07/07/04+............................  1,700,000  1,700,000
      Pennsylvania State Turnpike Commission,
       Series A
       1.04% due 07/07/04+............................  1,000,000  1,000,000
      Philadelphia, Pennsylvania Authority for
       Industrial Development
       (LOC-GE Capital Corp.)
       1.03% due 07/07/04+............................    200,000    200,000
      Temple University, Commonwealth System of
       Higher Education, Pennsylvania
       2.25% due 05/02/05.............................  1,600,000  1,612,937
                                                                  ----------
                                                                   4,812,937
                                                                  ----------
    South Dakota -- 1.1%
      Lower Brule Sioux Tribe, South Dakota General
       Obligation (LOC-Wells Fargo Bank N.A.)
       1.10% due 07/01/04+............................  1,150,000  1,150,000
                                                                  ----------

                                                    Principal     Value
                 Security Description                Amount      (Note 2)
     ---------------------------------------------------------------------
     Tennessee -- 0.2%
       Metropolitan Government Nashville &
        Davidson Counties Industrial
        Development Board
        (LOC-Bank of America N.A.)
        1.10% due 07/01/04+....................... $  200,000  $    200,000
                                                               ------------
     Texas -- 8.0%
       Gulf Coast Waste Disposal Authority,
        Series A
        (LOC-JP Morgan Chase Bank)
        1.13% due 07/01/04+.......................  2,500,000     2,500,000
       Northside, Texas Independent School
        District, Series A
        1.00% due 08/02/04+.......................  1,000,000     1,000,000
       Texas State Research Division
        2.00% due 08/31/04........................  5,000,000     5,007,005
                                                               ------------
                                                                  8,507,005
                                                               ------------
     Utah -- 1.9%
       Utah Transit Authority Sales Tax, Series B
        (LOC-Bayerische Landesbank)
        1.08% due 07/01/04+.......................  2,000,000     2,000,000
                                                               ------------
     Washington -- 1.4%
       Port Seattle, Washington Industrial
        Development Corp.
        (LOC-Citibank N.A.)
        1.12% due 07/07/04+.......................  1,500,000     1,500,000
                                                               ------------
     Wisconsin -- 1.9%
       Wisconsin State Health & Educational
        Facilities Authority
        (LOC-U.S. Bank Trust N.A.)
        1.08% due 07/01/04+.......................  2,000,000     2,000,000
                                                               ------------
     Wyoming -- 0.5%
       Wyoming Community Development
        Authority, Series A
        1.08% due 07/01/04+.......................    500,000       500,000
                                                               ------------
     Registered Investment Companies -- 0.0%
       SSGA Tax Free Money Market Fund -- Class A.      7,820         7,820
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (cost $105,637,804*).......................       99.0%  105,637,804
     Assets in excess of other liabilities........        1.0     1,107,894
                                                   ----------  ------------
     NET ASSETS...................................      100.0% $106,745,698
                                                   ==========  ============

--------
+ Variable rate security; maturity date reflects next reset date, rates shown are rates in effect as of June 30, 2004.
* At June 30, 2004, the cost of securities for federal income tax purposes was the same for book purposes.
LOC-- Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily on the basis of quality and yield and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are offered at net asset value per share without any initial sales charge. Contingent deferred sales charges ("CDSC") are imposed on Class A shares when shares are sold within two years of purchase. A 1.00% CDSC is imposed on shares sold within one year of original purchase; a 0.50% CDSC is charged on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at net asset value per share, without any initial sales charge. A declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at the net asset value per share, without any initial sales charge. Certain redemptions made within 12 months of the date of purchase are subject to a contingent deferred sales charge. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

   Class I shares-- Class I shares are offered at net asset value per share without any initial sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class C shares of each Fund has its own 12b-plan, which allows for distributions and account maintenance and service fees.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2004, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                  Percentage Principal
                   Interest   Amount
                  ---------- ---------
Money Market Fund    1.01%   $929,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated June 30, 2004, bearing interest at a rate of 1.20% per annum, with a principal amount of $92,212,000, a repurchase price of $92,215,074, and a maturity date of July 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Maturity
Type of Collateral    Rate     Date   Principal Amount Market Value
------------------  -------- -------- ---------------- ------------
U.S. Treasury Bills   1.49%  11/12/04   $20,520,000    $20,400,738
U.S. Treasury Notes   3.38   11/15/08    74,325,000     73,674,656

   In addition, at June 30, 2004, the following Fund held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                  Percentage  Principal
                   Interest    Amount
                  ---------- -----------
Money Market Fund   10.00%   $20,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated June 30, 2004, bearing interest at a rate of 1.27% per annum, with a principal amount of $200,000,000, a repurchase price of $200,007,056, and a maturity date of July, 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Maturity
Type of Collateral    Rate     Date   Principal Amount Market Value
------------------  -------- -------- ---------------- ------------
U.S. Treasury Bonds   2.00%  01/15/14   $50,000,000    $50,988,500
U.S. Treasury Bonds   3.63   04/15/28    50,000,000     71,186,500
U.S. Treasury Bonds   3.88   04/15/29    55,979,000     81,988,523

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   Securities Transactions, Investment Income, Dividends and Distributions to
   Shareholders: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo is computed daily and payable monthly, at an annual rate of 0.50% on the first $600 million of daily net assets, 0.45% on the next $900 million of the assets and 0.40% on net assets over $1.5 billion for the Money Market Fund and 0.35% of average daily net assets of the Municipal Money Market Fund.

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is an indirectly wholly-owned subsidiary of AIG and receives fees from SAAMCo at a rate of 0.25% of the Fund's first $200 million of net assets, 0.20% on the next $300 million and 0.15% on net assets over $500 million.

   SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets: Money Market Fund 0.80% for Class I, Municipal Money Market Fund 0.95% for Class A, and 1.70% for Class B and Class C. Also, SAAMCo has agreed to voluntarily waive fees or reimburse additional expenses for the period ended June 30, 2004, for the Municipal Money Market Fund at the following percentages of the Fund's average net assets: 0.01% for Class B and 0.03% for Class C. For the period ended June, 30, 2004, SAAMCo reimbursed the Money Market Fund for expenses of $2,900 for Class I and for the Municipal Money Market Fund $899, $3,036, and $7,028 for Class A, Class B, and Class C, respectively.

   The Funds have a distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)

   "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Class A Plan, the Class B Plan, and the Class C Plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class C shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class C Plan, the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended June 30, 2004, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   For the period ended June 30, 2004, SACS voluntarily reimbursed the Money Market Fund for expenses of $143,790 and $67,675 for Class B and Class C, respectively. For the Municipal Money Market Fund, expense reimbursements were $11,605 and $514 for Class B and Class C, respectively.

   SACS receives sales charges on each Fund's Class C shares, portions of which are reallowed to affiliated broker-dealer and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of CDSC paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the period ended June 30, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                      Class A                   Class B
                       ------------------------------------- -------------
                                                              Contingent
                        Sales    Affiliated   Non-affiliated   Deferred
Fund                   Charges Broker-dealers Broker-dealers Sales Charges
----                   ------- -------------- -------------- -------------
Money Market Fund..... $   --      $   --         $   --       $180,811
Municipal Money Market     --          --             --            287

                                     Class C+                  Class C+
                       ------------------------------------- -------------
                                                              Contingent
                        Sales    Affiliated   Non-affiliated   Deferred
Fund                   Charges Broker-dealers Broker-dealers Sales Charges
----                   ------- -------------- -------------- -------------
Money Market Fund..... $6,870      $1,672         $5,198       $  8,637
Municipal Money Market     12          11              1             42

--------
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


   The Funds entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the period ended June 30, 2004, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                 Payable at
                                      Expenses  June 30, 2004
                                     ---------- -------------
Money Market Fund Class A........... $1,809,383   $296,415
Money Market Fund Class B...........     52,937      9,212
Money Market Fund Class C+..........     23,497      4,235
Money Market Fund Class I...........     11,471      2,044
Municipal Money Market Fund Class A.    117,259     18,569
Municipal Money Market Fund Class B.      3,499        580
Municipal Money Market Fund Class C+        158         24

   At June 30, 2004, The Variable Annuity and Life Insurance Company, an indirect wholly-owned subsidiary of American International Group, Inc. owned 21% and 77% of the outstanding shares of Money Market Class I shares and Municipal Money Market Fund Class B shares, respectively.

Note 4. Federal Income Taxes

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   All dividends paid by the Money Market Fund during the year ended December 31, 2003 were taxable to shareholders as ordinary dividends. Except for $414 for the year ended December 31, 2003, all dividends paid by the Municipal Money Market Fund were exempt from Federal Income Taxes. Additionally for the year ended December 31, 2003, on a tax basis, distributable earnings of $322,099 and $4,646 for the Money Market Fund and the Municipal Money Market Fund, respectively, are undistributed ordinary income. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the six months ended June 30, 2004 and for the prior year were as follows:

                                                                          Money Market Fund
                        -------------------------------------------------------------------------------------------
                                    Class A                         Class B                      Class C+
                        ------------------------------   ---------------------------    --------------------------
                           For the                          For the                        For the
                         six months        For the        six months       For the       six months     For the
                            ended            year            ended           year           ended         year
                          June 30,          ended          June 30,         ended         June 30,       ended
                            2004         December 31,        2004        December 31,       2004      December 31,
                         (unaudited)         2003         (unaudited)        2003        (unaudited)      2003
                        -------------  ---------------   ------------   ------------    ------------  ------------
Shares sold............ $ 552,949,632* $ 1,050,689,073** $ 36,115,450   $ 56,471,807    $ 22,502,383  $ 41,305,272
Reinvested dividends...     1,835,857        5,564,933          6,362         15,806           2,610         7,139
Shares redeemed........  (585,236,291)  (1,163,463,818)   (30,993,409)*  (76,773,842)**  (20,043,859)  (51,307,759)
                        -------------  ---------------   ------------   ------------    ------------  ------------
Net increase (decrease) $ (30,450,802) $  (107,209,812)  $  5,128,403   $(20,286,229)   $  2,461,134  $ (9,995,348)
                        =============  ===============   ============   ============    ============  ============

                        -------------------------
                                 Class I
                        ------------------------
                          For the
                        six months
                           ended     For the year
                         June 30,       ended
                           2004      December 31,
                        (unaudited)      2003
                        -----------  ------------
Shares sold............ $ 3,948,682  $ 7,049,963
Reinvested dividends...      16,356       39,889
Shares redeemed........  (2,084,640)  (6,648,520)
                        -----------  -----------
Net increase (decrease) $ 1,880,398  $   441,332
                        ===========  ===========

--------
* Includes automatic conversion of Class B shares in the amount of $1,640,160 to Class A shares.
** Includes automatic conversion of Class B shares in the amount of $1,350,441 to Class A shares.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2004 -- (unaudited)
        (continued)


                                                   Municipal Money Market Fund
                        ---------------------------------------------------------------------------------
                                   Class A                      Class B                  Class C(1)
                        ---------------------------   ------------------------    -----------------------
                           For the                      For the                     For the
                         six months      For the      six months      For the     six months    For the
                            ended          year          ended          year         ended        year
                          June 30,        ended        June 30,        ended       June 30,      ended
                            2004       December 31,      2004       December 31,     2004     December 31,
                         (unaudited)       2003       (unaudited)       2003      (unaudited)     2003
                        ------------  -------------   -----------  ------------   ----------- ------------
Shares sold............ $ 63,205,868+ $ 175,185,271++  $ 256,096   $ 1,513,161     $ 297,006   $ 416,187
Reinvested dividends...      111,902        284,529        1,574         3,555            42         161
Shares redeemed........  (73,728,611)  (149,718,411)    (209,466)+  (2,063,313)++   (416,832)   (328,375)
                        ------------  -------------    ---------   -----------     ---------   ---------
Net increase (decrease) $(10,410,841) $  25,751,389    $  48,204   $  (546,597)    $(119,784)  $  87,973
                        ============  =============    =========   ===========     =========   =========

--------
+ Includes automatic conversion of Class B shares in the amount of $4,261 to Class A shares.
++ Includes automatic conversion of Class B shares in the amount of $21,376 to
   Class A shares.
(1)Effective February 23, 2004, Class II shares were redesignated as Class C shares.

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%. As of June 30, 2004, the Money Market Fund and Municipal Money Market Fund had accrued $229,237 and $4,809, respectively, for the Retirement Plan, which is included in Directors' fees on the Statement of Assets and Liabilities. For the period ended June 30, 2004, the Money Market Fund and the Municipal Money Market Fund made payments in the amount of $7,137 and $81, respectively. For the period ended June 30, 2004, the Money Market Fund and the Municipal Money Market Fund expensed $13,141 and $826, respectively, for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

Note 7. Commitments and Contingencies

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an inter-fund lending program among investment companies advised by SunAmerica or an affiliate. The inter-fund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An inter-fund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2004, none of the Funds participated in the program.

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- June 30, 2004 -- (unaudited)

The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                  Number of
                         Position     Term of                                   Portfolios In
        Name,           Held With    Office and                                 Fund Complex
     Address and        SunAmerica   Length of       Principal Occupation(s)     Overseen by        Other Directorships
    Date of Birth*         Fund    Time Served(4)      During Past 5 Years       Director(1)        Held by Director(2)
----------------------- ---------- -------------- ----------------------------- ------------- --------------------------------
Jeffrey S. Burum(5)      Director    2004-        Founder and CEO of National        36       None
DOB: February 27, 1963               present      Housing Development Corp.

S. James Coppersmith(5)  Director    1987-2004    Retired.                           41       Director of BJ's Wholesale
DOB: February 21, 1933                                                                        Club, Inc.; Director Boston
                                                                                              Stock Exchange.

Judith L. Craven         Director    2001-        Retired.                           74       Director, A.G. Belo
DOB: October 6, 1945                 present                                                  Corporation (1992 to
                                                                                              present); Director, Sysco
                                                                                              Corporation (1996 to
                                                                                              present); Director, Luby's, Inc.
                                                                                              (1998 to present).

William F. Devin         Director    2001-        Retired.                           74       Member of the Board of
DOB: December 30, 1938               present                                                  Governors, Boston Stock
                                                                                              Exchange (1985-Present).

Samuel M. Eisenstat      Chairman    1985-        Attorney, solo practitioner.       46       Director of North European
DOB: March 7, 1940       of the      present                                                  Oil Royalty Trust.
                         Board

Stephen J. Gutman        Director    1984-        Partner and Member of              46       None
DOB: May 10, 1943                    present      Managing Directors, Beau
                                                  Brummel-Soho LLC
                                                  (Licensing of menswear
                                                  specialty retailing and other
                                                  activities) (June 1988 to
                                                  present)

Peter A. Harbeck(3)      Director    1994-        President, CEO and Director,       83       None
DOB: January 23, 1954                present      AIG SunAmerica Asset
                                                  Management Corp.
                                                  ("SAAMCo.") (August 1995 to
                                                  present); Director, AIG
                                                  SunAmerica Capital Services,
                                                  Inc. ("SACS") (August 1993 to
                                                  present)
Sebastiano Sterpa(5)     Director    1991-2004    Founder and Chairman of the        32       Director, Real Estate
DOB: July 18, 1929                                Board of the Sterpa Group                   Business Service and
                                                  (Real Estate Investment and                 Countrywide Financial.
                                                  Management) (1962 to
                                                  present)

--------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Fund (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), and AIG Series Trust (4 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940.
(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 6 of the financial statements.
(5) Effective on February 23, 2004, S. James Coppersmith and Sebastiano Sterpa retired as directors and Jeffrey S. Burum began serving as director.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds
        SPECIAL MEETING OF SHAREHOLDERS -- June 30, 2004 -- (unaudited)

Proxy Voting Results

   A special Meeting of Shareholders of SunAmerica Money Market Funds, Inc. was held on January 30, 2004. The Funds voted in favor of adopting the following proposals.

1.  To elect as Directors/Trustees the following nominees:

                       Jeffrey S. Burum
                       Votes in favor...... 1,740,408,007
                       Votes withheld......     9,609,959

                       Dr. Judith L. Craven
                       Votes in favor...... 1,740,141,624
                       Votes withheld......     9,876,342

                       William F. Devin
                       Votes in favor...... 1,740,916,381
                       Votes withheld......     9,101,585

                       Samuel M. Eisenstat
                       Votes in favor...... 1,740,381,009
                       Votes withheld......     9,636,957

                       Stephen J. Gutman
                       Votes in favor...... 1,740,375,779
                       Votes withheld......     9,642,186

                       Peter A. Harbeck
                       Votes in favor...... 1,740,391,918
                       Votes withheld......     9,626,048

                       William J. Shea*
                       Votes in favor...... 1,740,401,603
                       Votes withheld......     9,616,362

--------
*  William Shea never assumed his position on the Board of Directors.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-858-8850.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             Thank you for your continued support.
                             AIG SunAmerica Mutual Funds

[LOGO] AIG SunAmerica
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum           AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Judith L. Craven             Management Corp.        The Fund will be required
 William F. Devin           Harborside Financial      to file its complete
 Samuel M. Eisenstat          Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the SEC for
 Peter A. Harbeck           Jersey City, NJ           its first and third
                              07311-4992              fis-cal quarters on Form
Officers                                              N-Q for fiscal quarters
 Robert M. Zakem,          Distributor                ending after July 9,
   President                AIG SunAmerica Capital    2004. Once filed, the
 Donna M. Handel,             Services, Inc.          Fund's Form N-Q will be
   Treasurer                Harborside Financial      available without charge
 J. Steven Neamtz, Vice       Center                  on the SEC's website at
   President                3200 Plaza 5              www.sec.gov. You can also
 Brian Wiese, Vice          Jersey City, NJ           obtain copies of Form N-Q
   President                  07311-4992              by (i) visiting the SEC's
 Abbe P. Stein, Vice                                  Public Reference Room in
   President               Shareholder Servicing      Washington, DC
   and Assistant Secretary Agent                      (information on the
 Joseph P. Kelly,           AIG SunAmerica Fund       operation of the Public
   Secretary                  Services, Inc.          Reference Room may be
 Thomas Lynch, Assistant    Harborside Financial      ob-tained by calling
   Secretary                  Center                  1-800-SEC-0330; (ii)
 Stacey V. Morrison,        3200 Plaza 5              sending your request and
   Assistant Secretary      Jersey City, NJ           a duplicating fee to the
 Gregory R. Kingston,         07311-4992              SEC's Public Reference
   Vice President and                                 Room, Washington DC
   Assistant Treasurer     Custodian and Transfer     20549-0102 or (iii)
 Donald H. Guire,          Agent                      sending your request
   Assistant Treasurer      State Street Bank and     electroni-cally to
                              Trust Company           publicinfo@sec.gov
                            P.O. Box 419572
                            Kansas City, MO           This report is submitted
                              64141-6572              solely for the general
                                                      information of
                           VOTING PROXIES ON FUND     shareholders of the Fund.
                           PORTFOLIO SECURITIES       Distribution of this
                           A description of the       report to persons other
                           policies and procedures    than shareholders of
                           that the Fund uses to      the Fund is authorized
                           determine how to vote      only in connection with a
                           proxies relating to        currently effective
                           securities held in the     prospectus, setting forth
                           Fund's portfolio which is  details of the Fund,
                           available in the Fund's    which must precede or
                           Statement of Additional    accompany this report.
                           Information, may be
                           obtained without charge    The accompanying report
                           upon request, by calling   has not been audited by
                           (800) 858-8850. This       independent
                           information is also        accountants and
                           available from the EDGAR   accordingly no opinion
                           database on the            has been expressed
                           Securities and Exchange    thereon.
                           Commission's Internet
                           site at
                           http://www.sec.gov.


Distributed by:
AIG SunAmerica Capital Services, Inc.

MMSAN-6/04

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 9.   Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 10.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.


By: /s/ Robert M. Zakem
    ----------------------------------
    Robert M. Zakem
    President

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert M. Zakem
    ----------------------------------
    Robert M. Zakem
    President

Date: September 7, 2004


By: /s/ Donna M. Handel
    ----------------------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2004